Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases
Schedule of operating and finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Six Months Ended June 30,
	Classification	2024	2023
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$73,811	$35,024
Lease expenses – short-term	General and administrative	-	-
Finance lease cost
Amortization of leased asset	General and administrative	3,561	4,729
Interest on lease liabilities	Other expense -Interest expenses	1,478	1,267
Total lease expenses		$78,850	$41,020

Schedule of weighted average remaining term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Weighted-average remaining term
Operating lease	1.17 years	1.29 years
Finance leases	3.92 years	4.42 years
Weighted-average discount rate
Operating lease	7.12%	7.35%
Finance leases	9.60%	9.60%

Schedule of future minimum lease payments

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2024:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending June 30, 2025	$211,333	$6,489	$217,822
Twelve months ending June 30, 2026	52,231	7,959	60,190
Twelve months ending June 30, 2027	-	7,959	7,959
Twelve months ending June 30, 2028	-	14,584	14,584
Twelve months ending June 30, 2029	-	-	-
Total lease payments	263,564	36,991	300,555
Less: discount	(11,131)	(7,258)	(18,389)
Present value of lease liabilities	$252,433	$29,733	$282,166